SHARE CAPITAL - Schedule of share capital (Details) € in Millions, $ in Millions	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares
Share capital
Authorized (in shares)	571,397,348	571,397,348	574,887,316	574,887,316
Issued and fully paid (in shares)	324,187,735	324,187,735	362,040,944	362,040,944
Issued and fully paid (in EUR or USD)	€ 6.4	$ 8.4	€ 6.8	$ 9.2
Common Class A
Share capital
Shares authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000
Issued and fully paid (in EUR or USD)	€ 2.9	$ 3.6	€ 3.2	$ 4.3
Ordinary shares issued (in shares)	288,489,061	288,489,061	326,342,270	326,342,270
Common Class B
Share capital
Shares authorized (in shares)	35,698,674	35,698,674	37,138,658	37,138,658
Issued and fully paid (in EUR or USD)	€ 3.3	$ 4.6	€ 3.6	$ 4.9
Ordinary shares issued (in shares)	33,551,883	33,551,883	35,698,674	35,698,674
Common Class C
Share capital
Shares authorized (in shares)	35,698,674	35,698,674	37,748,658	37,748,658
Issued and fully paid (in EUR or USD)	€ 0.2	$ 0.2
Ordinary shares issued (in shares)	2,146,791	2,146,791	0	0